Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 554,576	$ 350,249
Less: Accumulated depreciation	(35,182)	(23,279)
Property, plant and equipment, net	519,394	326,970	$ 727,672
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,874	3,444
Solar energy facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 489,580	$ 278,519
Site work
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years	15 years
Property, plant and equipment	$ 5,801	$ 4,679
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,444	5,393
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 48,877	$ 58,214
Maximum | Solar energy facilities
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	32 years	32 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years	30 years
Minimum | Solar energy facilities
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years	15 years